Borrowings (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Borrowings [abstract]
Balances at the beginning of the year	$ 1,486,445	$ 1,107,241
Loans obtained	195,141	596,030
Loans paid	(517,253)	(250,276)
Interest paid (Note 21)	(70,637)	(106,953)	$ (48,564)
Accrued interest for the year	93,786	119,964
Translation differences and inflation adjustment	(60,824)	20,439
Balances at the end of the year	$ 1,126,658	$ 1,486,445	$ 1,107,241